Risk Report - Asset Quality - Financial Assets at amortized cost - Collateral held against credit-impaired financial assets (Detail) - Collateral held against credit-impaired financial assets at Amortized Cost [Member] - Financial Assets at Amortized Cost (Stage 3) [Member] - EUR (€)
€ in Millions
		Dec. 31, 2024	Dec. 31, 2023
Collateral held against credit-impaired financial assets at Amortized Cost [Line Items]
Gross Carrying Amount	[1]	€ 15,214	€ 12,799
Collateral	[1]	6,242	4,451
Guarantees	[1]	€ 1,368	€ 1,435

[1]	Stage 3 excluding POCI assets